Dividends	6 Months Ended
Jun. 30, 2024
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the board of directors of the Company. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared were as follows:

	Three months ended June 30
	2024				2023
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$83,740		$0.1085		$75,379		$0.1085
Series A preferred shares	C$	1,973	C$	0.4110	C$	1,549	C$	0.3226
Series D preferred shares	C$	1,713	C$	0.4283	C$	1,273	C$	0.3182

	Six months ended June 30
	2024				2023
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$159,207		$0.2170		$150,765		$0.2170
Series A preferred shares	C$	3,946	C$	0.8220	C$	3,097	C$	0.6453
Series D preferred shares	C$	2,986	C$	0.7465	C$	2,546	C$	0.6364